Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 10,969	$ 18,178
Marketable securities	15,517	8,636
Accounts receivable:
Trade (net of provision for doubtful accounts of US$ 20 thousands as of June 30, 2016 and December 31, 2015)	21,378	23,768
Other	4,411	1,380
Inventories	38,367	26,321
Deferred tax assets		950
Total current assets	90,642	79,233
Marketable securities	13,629	24,246
Assets held for employees' severance benefits	1,407	1,374
Deferred tax assets	1,721	595
Property, plant and equipment ("PPE"), net	3,972	3,825
Intangible assets, net	4,331	5,164
Goodwill	25,741	25,561
Total assets	141,443	139,998
Current liabilities
Trade accounts payable	14,996	8,556
Other accounts payable and accrued expenses	6,040	11,147
Deferred tax liabilities		111
Total current liabilities	21,036	19,814
Long-term liability
Contingent consideration	4,991	4,942
Liability for employees' severance benefits	2,504	2,251
Deferred tax liabilities	438	157
Total liabilities	28,969	27,164
Shareholders' equity
Ordinary shares and additional paid-in capital	45,633	44,122
Treasury shares	(38)	(38)
Retained earnings	66,879	68,750
Total shareholders' equity	112,474	112,834
Total liabilities and shareholders' equity	$ 141,443	$ 139,998